EQUITY	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Equity
Note 8. EQUITY

Common Stock

On November 17, 2011, the Company issued 5,000,000 of its $0.0001 par value common stock at $0.0001 per share for $500 cash to the founder of the Company.

On December 1, 2011, the Company issued 500,000 shares of common stock to the unitholders of Garden State Valet.  On June 13, 2012 the Company sold 975,000 shares of common stock through a Regulation D offering.  Shares were sold at $.01 per share and proceeds totaled $9.750.

There are 50,000,000 Common Shares at $0.0001 par value authorized with 6,475,000 shares issued and outstanding at March 31, 2013 and September 30, 2012.

Preferred Stock

There are 10,000,000 shares of preferred stock authorized to be issued. None of the preferred shares have been designated nor issued.

Capital Stock

On November 17, 2011, the Company issued 5,000,000 of its $0.0001 par value common stock at $0.0001 per share for $500 cash to the founder of the Company.

On December 1, 2011, the Company issued 500,000 shares of common stock to the unitholders of Garden State Valet. On June 13, 2012 the Company sold 975,000 shares of common stock through a Regulation D offering. Shares were sold at $.01 per share and proceeds totaled $9.750.

There are 300,000,000 Common Shares at $0.0001 par value authorized with 10,200,000 shares and 9,000,000 shares issued and outstanding at September 30, 2012 and 2011, respectively.